EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥	¥ 1,769		¥ 716	¥ 1,228
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥	40		40	5
Net income attributable to ordinary shareholders - diluted | ¥	¥ 1,809		¥ 756	¥ 1,233
Weighted average ordinary shares outstanding - basic	284,305,138		281,717,485	279,272,140
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	9,397,527		11,463,212	12,202,369
Dilutive effect of convertible senior notes	10,607,225		10,425,112	1,599,469
Weighted average ordinary shares outstanding - diluted	304,309,890		303,605,809	293,073,978
Basic earnings per share (in RMB and USD per share) | (per share)	¥ 6.22	$ 0.89	¥ 2.54	¥ 4.40
Diluted earnings per share (in RMB and USD per share) | (per share)	¥ 5.94	$ 0.85	¥ 2.49	¥ 4.21
Outstanding employee options and nonvested restricted stocks (in shares)	0		530,009